Derivatives and hedging activities (Tables)	12 Months Ended
Dec. 31, 2014
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2014	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	11,940.2	5.3	5.6	0.0	0.0	0.0
Swaps	26,379.0	398.6	391.9	51.1	2.6	1.3
Options bought and sold (OTC)	3,582.9	66.2	63.9	0.0	0.0	0.0
Futures	1,528.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	589.1	0.2	0.1	0.0	0.0	0.0
Interest rate products	44,019.6	470.3	461.5	51.1	2.6	1.3
Forwards	2,132.9	32.2	33.4	14.2	0.0	0.3
Swaps	1,430.9	40.0	51.0	0.0	0.0	0.0
Options bought and sold (OTC)	1,008.4	17.2	17.7	9.5	0.0	0.1
Futures	23.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	7.9	0.1	0.2	0.0	0.0	0.0
Foreign exchange products	4,603.4	89.5	102.3	23.7	0.0	0.4
Forwards	4.2	0.7	0.1	0.0	0.0	0.0
Swaps	289.3	6.2	6.7	0.0	0.0	0.0
Options bought and sold (OTC)	236.8	10.8	9.9	0.0	0.0	0.0
Futures	46.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	370.9	12.7	14.3	0.0	0.0	0.0
Equity/index-related products	947.6	30.4	31.0	0.0	0.0	0.0
Credit derivatives [2]	1,287.5	27.0	26.2	0.0	0.0	0.0
Forwards	17.8	0.9	0.9	0.0	0.0	0.0
Swaps	44.4	6.7	6.6	0.0	0.0	0.0
Options bought and sold (OTC)	44.6	1.7	1.8	0.0	0.0	0.0
Futures	13.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.1	0.4	0.4	0.0	0.0	0.0
Other products [3]	122.2	9.7	9.7	0.0	0.0	0.0
Total derivative instruments	50,980.3	626.9	630.7	74.8	2.6	1.7
The notional amount, PRV and NRV (trading and hedging) was CHF 51,055.1 billion, CHF 629.5 billion and CHF 632.4 billion, respectively, as of December 31, 2014.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2013	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	9,366.2	2.5	2.6	0.0	0.0	0.0
Swaps	30,589.6	399.6	393.8	68.5	2.8	0.7
Options bought and sold (OTC)	3,889.5	44.3	44.9	0.0	0.0	0.0
Futures	830.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	705.9	0.3	0.2	0.0	0.0	0.0
Interest rate products	45,382.0	446.7	441.5	68.5	2.8	0.7
Forwards	2,098.0	21.6	21.5	30.5	0.3	0.1
Swaps	1,382.1	28.9	39.2	0.0	0.0	0.0
Options bought and sold (OTC)	815.6	10.7	11.6	9.4	0.0	0.0
Futures	48.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	5.5	0.1	0.2	0.0	0.0	0.0
Foreign exchange products	4,350.0	61.3	72.5	39.9	0.3	0.1
Forwards	4.0	0.7	0.1	0.0	0.0	0.0
Swaps	236.1	5.4	7.9	0.0	0.0	0.0
Options bought and sold (OTC)	225.3	12.2	12.0	0.0	0.0	0.0
Futures	50.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	416.2	17.0	17.2	0.0	0.0	0.0
Equity/index-related products	932.2	35.3	37.2	0.0	0.0	0.0
Credit derivatives [2]	1,483.3	26.8	27.2	0.0	0.0	0.0
Forwards	19.2	0.7	1.1	0.0	0.0	0.0
Swaps	45.4	2.9	2.5	0.0	0.0	0.0
Options bought and sold (OTC)	35.2	1.1	1.0	0.0	0.0	0.0
Futures	31.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	48.9	0.7	0.9	0.0	0.0	0.0
Other products [3]	179.8	5.4	5.5	0.0	0.0	0.0
Total derivative instruments	52,327.3	575.5	583.9	108.4	3.1	0.8
The notional amount, PRV and NRV (trading and hedging) was CHF 52,435.7 billion, CHF 578.6 billion and CHF 584.7 billion, respectively, as of December 31, 2013.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.

Fair value hedges
Fair value hedges
in	2014	2013	2012
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	(231)	437	834
Foreign exchange products	3	(9)	(13)
Total	(228)	428	821
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	227	(435)	(878)
Foreign exchange products	(3)	9	13
Total	224	(426)	(865)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(4)	2	(44)
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	2014		2013		2012
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	40		7		8
Foreign exchange products	(43)		13		30
Total	(3)		20		38
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products [1]	21		3		0
Foreign exchange products	(8)	[2]	(3)	[3]	0
Total	13		0		0
Details of cash flow hedges (CHF million)
Net gains/(losses) on the ineffective portion	(1)		1		0
1 Included in trading revenues.
2 Included in other revenues and total other operating expenses.
3 Included in other revenues.

Net investment hedges
Net investment hedges
in	2014	2013	2012
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	(1,672)	504	(81)
Total	(1,672)	504	(81)
Gains/(losses) reclassified from AOCI into income (CHF million)
Foreign exchange products [1]	0	2	75
Total	0	2	75
Represents gains/(losses) on effective portion.
1 Included in other revenues.

Credit protection sold/purchased
Credit protection sold/purchased
end of	2014						2013
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(266.5)	254.0		(12.5)	32.7	4.5	(305.9)	287.9		(18.0)	37.7	5.2
Non-investment grade	(103.9)	99.9		(4.0)	13.5	0.1	(108.7)	104.9		(3.8)	10.5	2.5
Total single-name instruments	(370.4)	353.9		(16.5)	46.2	4.6	(414.6)	392.8		(21.8)	48.2	7.7
of which sovereign	(76.2)	73.0		(3.2)	8.6	(1.1)	(88.1)	85.0		(3.1)	8.9	(0.4)
of which non-sovereign	(294.2)	280.9		(13.3)	37.6	5.7	(326.5)	307.8		(18.7)	39.3	8.1
Multi-name instruments (CHF billion)
Investment grade [2]	(162.2)	159.9		(2.3)	56.2	2.2	(219.1)	212.1		(7.0)	47.3	3.3
Non-investment grade	(53.4)	51.1	[3]	(2.3)	12.1	1.0	(65.0)	59.0	[3]	(6.0)	13.5	1.5
Total multi-name instruments	(215.6)	211.0		(4.6)	68.3	3.2	(284.1)	271.1		(13.0)	60.8	4.8
of which sovereign	(7.3)	7.2		(0.1)	1.1	0.0	(10.8)	10.9		0.1	1.1	0.0
of which non-sovereign	(208.3)	203.8		(4.5)	67.2	3.2	(273.3)	260.2		(13.1)	59.7	4.8
Total instruments (CHF billion)
Investment grade [2]	(428.7)	413.9		(14.8)	88.9	6.7	(525.0)	500.0		(25.0)	85.0	8.5
Non-investment grade	(157.3)	151.0		(6.3)	25.6	1.1	(173.7)	163.9		(9.8)	24.0	4.0
Total instruments	(586.0)	564.9		(21.1)	114.5	7.8	(698.7)	663.9		(34.8)	109.0	12.5
of which sovereign	(83.5)	80.2		(3.3)	9.7	(1.1)	(98.9)	95.9		(3.0)	10.0	(0.4)
of which non-sovereign	(502.5)	484.7		(17.8)	104.8	8.9	(599.8)	568.0		(31.8)	99.0	12.9
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes the Clock Finance transaction.

Contingent credit risk
Contingent credit risk
end of	2014				2013
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	14.0	0.8	0.3	15.1	11.7	1.1	0.1	12.9
Collateral posted	12.2	0.9	–	13.1	10.6	1.2	–	11.8
Additional collateral required in a one-notch downgrade event	0.7	0.5	0.1	1.3	0.6	0.8	0.0	1.4
Additional collateral required in a two-notch downgrade event	2.2	0.8	0.2	3.2	2.3	1.1	0.0	3.4

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2014	2013
Credit derivatives (CHF billion)
Credit protection sold	586.0	698.7
Credit protection purchased	564.9	663.9
Other protection purchased	114.5	109.0
Other instruments [1]	22.1	11.7
Total credit derivatives	1,287.5	1,483.3
1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2014 (CHF billion)
Single-name instruments	78.0	253.9	38.5	370.4
Multi-name instruments	31.2	134.3	50.1	215.6
Total instruments	109.2	388.2	88.6	586.0
2013 (CHF billion)
Single-name instruments	91.2	281.4	42.0	414.6
Multi-name instruments	19.2	208.2	56.7	284.1
Total instruments	110.4	489.6	98.7	698.7

Bank
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2014	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	11,940.2	5.3	5.6	0.0	0.0	0.0
Swaps	26,382.0	398.7	392.0	46.5	2.5	1.1
Options bought and sold (OTC)	3,582.9	66.2	63.8	0.0	0.0	0.0
Futures	1,528.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	589.1	0.2	0.1	0.0	0.0	0.0
Interest rate products	44,022.6	470.4	461.5	46.5	2.5	1.1
Forwards	2,133.5	32.2	33.4	14.2	0.0	0.3
Swaps	1,430.9	40.0	51.0	0.0	0.0	0.0
Options bought and sold (OTC)	1,008.4	17.2	17.7	9.5	0.0	0.1
Futures	23.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	7.9	0.1	0.2	0.0	0.0	0.0
Foreign exchange products	4,604.0	89.5	102.3	23.7	0.0	0.4
Forwards	4.2	0.7	0.1	0.0	0.0	0.0
Swaps	289.3	6.2	6.7	0.0	0.0	0.0
Options bought and sold (OTC)	237.7	11.1	10.4	0.0	0.0	0.0
Futures	46.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	370.9	12.7	14.3	0.0	0.0	0.0
Equity/index-related products	948.5	30.7	31.5	0.0	0.0	0.0
Credit derivatives [2]	1,287.5	27.0	26.2	0.0	0.0	0.0
Forwards	17.8	0.9	0.9	0.0	0.0	0.0
Swaps	44.4	6.7	6.6	0.0	0.0	0.0
Options bought and sold (OTC)	44.6	1.7	1.8	0.0	0.0	0.0
Futures	13.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.1	0.4	0.4	0.0	0.0	0.0
Other products [3]	122.2	9.7	9.7	0.0	0.0	0.0
Total derivative instruments	50,984.8	627.3	631.2	70.2	2.5	1.5
The notional amount, PRV and NRV (trading and hedging) was CHF 51,055.0 billion, CHF 629.8 billion and CHF 632.7 billion, respectively, as of December 31, 2014.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2013	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	9,366.2	2.5	2.6	0.0	0.0	0.0
Swaps	30,593.6	399.6	393.6	63.7	2.7	0.6
Options bought and sold (OTC)	3,889.5	44.3	44.9	0.0	0.0	0.0
Futures	830.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	705.9	0.3	0.2	0.0	0.0	0.0
Interest rate products	45,386.0	446.7	441.3	63.7	2.7	0.6
Forwards	2,098.6	21.6	21.5	30.5	0.3	0.1
Swaps	1,382.8	28.9	39.2	0.0	0.0	0.0
Options bought and sold (OTC)	815.6	10.7	11.6	9.4	0.0	0.0
Futures	48.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	5.5	0.1	0.2	0.0	0.0	0.0
Foreign exchange products	4,351.3	61.3	72.5	39.9	0.3	0.1
Forwards	4.0	0.7	0.1	0.0	0.0	0.0
Swaps	236.1	5.4	8.0	0.0	0.0	0.0
Options bought and sold (OTC)	225.7	12.4	12.1	0.0	0.0	0.0
Futures	50.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	416.2	17.0	17.2	0.0	0.0	0.0
Equity/index-related products	932.6	35.5	37.4	0.0	0.0	0.0
Credit derivatives [2]	1,483.3	26.8	27.2	0.0	0.0	0.0
Forwards	19.2	0.7	1.1	0.0	0.0	0.0
Swaps	45.5	2.9	2.5	0.0	0.0	0.0
Options bought and sold (OTC)	35.1	1.1	1.0	0.0	0.0	0.0
Futures	31.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	48.9	0.7	0.9	0.0	0.0	0.0
Other products [3]	179.8	5.4	5.5	0.0	0.0	0.0
Total derivative instruments	52,333.0	575.7	583.9	103.6	3.0	0.7
The notional amount, PRV and NRV (trading and hedging) was CHF 52,436.6 billion, CHF 578.7 billion and CHF 584.6 billion, respectively, as of December 31, 2013.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.

Fair value hedges
Fair value hedges
in	2014	2013	2012
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	(142)	378	849
Foreign exchange products	3	(9)	(13)
Total	(139)	369	836
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	136	(375)	(894)
Foreign exchange products	(3)	9	13
Total	133	(366)	(881)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(6)	3	(45)
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	2014	2013	2012
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	40	7	8
Foreign exchange products	(47)	0	0
Total	(7)	7	8
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products [1]	21	3	0
Foreign exchange products [2]	(5)	0	0
Total	16	3	0
Details of cash flow hedges (CHF million)
Net gains on the ineffective portion [1]	(1)	1	0
1 Included in trading revenues.
2 Included in total other operating expenses.

Net investment hedges
Net investment hedges
in	2014	2013	2012
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	(1,672)	504	(81)
Total	(1,672)	504	(81)
Gains/(losses) reclassified from AOCI into income (CHF million)
Foreign exchange products [1]	0	2	75
Total	0	2	75
Represents gains/(losses) on effective portion.
1 Included in other revenues.

Credit protection sold/purchased
Credit protection sold/purchased
end of	2014						2013
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(266.5)	254.0		(12.5)	32.7	4.5	(305.9)	287.9		(18.0)	37.7	5.2
Non-investment grade	(103.9)	99.9		(4.0)	13.5	0.1	(108.7)	104.9		(3.8)	10.5	2.5
Total single-name instruments	(370.4)	353.9		(16.5)	46.2	4.6	(414.6)	392.8		(21.8)	48.2	7.7
of which sovereign	(76.2)	73.0		(3.2)	8.6	(1.1)	(88.1)	85.0		(3.1)	8.9	(0.4)
of which non-sovereign	(294.2)	280.9		(13.3)	37.6	5.7	(326.5)	307.8		(18.7)	39.3	8.1
Multi-name instruments (CHF billion)
Investment grade [2]	(162.2)	159.9		(2.3)	56.2	2.2	(219.1)	212.1		(7.0)	47.3	3.3
Non-investment grade	(53.4)	51.1	[3]	(2.3)	12.1	1.0	(65.0)	59.0	[3]	(6.0)	13.5	1.5
Total multi-name instruments	(215.6)	211.0		(4.6)	68.3	3.2	(284.1)	271.1		(13.0)	60.8	4.8
of which sovereign	(7.3)	7.2		(0.1)	1.1	0.0	(10.8)	10.9		0.1	1.1	0.0
of which non-sovereign	(208.3)	203.8		(4.5)	67.2	3.2	(273.3)	260.2		(13.1)	59.7	4.8
Total instruments (CHF billion)
Investment grade [2]	(428.7)	413.9		(14.8)	88.9	6.7	(525.0)	500.0		(25.0)	85.0	8.5
Non-investment grade	(157.3)	151.0		(6.3)	25.6	1.1	(173.7)	163.9		(9.8)	24.0	4.0
Total instruments	(586.0)	564.9		(21.1)	114.5	7.8	(698.7)	663.9		(34.8)	109.0	12.5
of which sovereign	(83.5)	80.2		(3.3)	9.7	(1.1)	(98.9)	95.9		(3.0)	10.0	(0.4)
of which non-sovereign	(502.5)	484.7		(17.8)	104.8	8.9	(599.8)	568.0		(31.8)	99.0	12.9
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes the Clock Finance transaction.

Contingent credit risk
Contingent credit risk
end of	2014				2013
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	14.0	0.8	0.3	15.1	11.7	1.1	0.1	12.9
Collateral posted	12.2	0.9	–	13.1	10.6	1.2	–	11.8
Additional collateral required in a one-notch downgrade event	0.7	0.5	0.1	1.3	0.6	0.8	0.0	1.4
Additional collateral required in a two-notch downgrade event	2.2	0.8	0.2	3.2	2.3	1.1	0.0	3.4

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2014	2013
Credit derivatives (CHF billion)
Credit protection sold	586.0	698.7
Credit protection purchased	564.9	663.9
Other protection purchased	114.5	109.0
Other instruments [1]	22.1	11.7
Total credit derivatives	1,287.5	1,483.3
1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2014 (CHF billion)
Single-name instruments	78.0	253.9	38.5	370.4
Multi-name instruments	31.2	134.3	50.1	215.6
Total instruments	109.2	388.2	88.6	586.0
2013 (CHF billion)
Single-name instruments	91.2	281.4	42.0	414.6
Multi-name instruments	19.2	208.2	56.7	284.1
Total instruments	110.4	489.6	98.7	698.7